Schedule of Issuance of Warrants with Notes Payable (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	201,965	239,464
Proceeds from Issuance of Warrants	$ 155	$ 790
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01	$ 0.01
Warrants and Rights Outstanding, Term	1 year	1 month
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.00	$ 3.00
Warrants and Rights Outstanding, Term	2 years	12 months